Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 26, 2022 USD ($)	Jun. 08, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 29, 2021 USD ($)	Aug. 06, 2021 USD ($)	Mar. 12, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial assets and liabilities
Maximum amount drawable	$ 415		$ 325
Amount drawn	3,630				$ 2,927
Available liquidity	415				325
Deferred debt issue costs	(38)				(40)
Net borrowings	3,592				2,887
Cash, cash equivalents and restricted cash	(555)				(463)					$ (257)	$ (284)
Net debt	3,037				2,424					$ 2,578
Total Available Liquidity	970				788
Fair Value	57				12
AGSA
Financial assets and liabilities
Fair Value	0				6
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 450				€ 450
Amount drawn	$ 480	€ 450			$ 510	€ 450
Stated interest rate	2.00%	2.00%			2.00%	2.00%			2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600				$ 600
Amount drawn	$ 600				$ 600
Stated interest rate	3.25%	3.25%			3.25%	3.25%			3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600
Amount drawn	$ 600
Stated interest rate	6.00%	6.00%		6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 500				€ 500
Amount drawn	$ 533	€ 500			$ 566	€ 500
Stated interest rate	3.00%	3.00%			3.00%	3.00%			3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050				$ 1,050
Amount drawn	$ 1,050				$ 1,050
Stated interest rate	4.00%	4.00%			4.00%	4.00%			4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes					$ 325
Maximum amount drawable	$ 415						$ 325	$ 300
Available liquidity	$ 415				325
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn	$ 327				182
Other borrowings
Financial assets and liabilities
Amount drawn	$ 40				$ 19